Summary of personnel expenses - Schedule of average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Total	78,005	78,434	84,795
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total	0	1,927	1,894
Aggregate continuing and discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total	78,005	80,361	86,689